Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest Income
Loans, Including Fees	$ 40,681,853	$ 38,613,540	$ 38,942,503
Federal Funds Sold		3
Deposits with Other Banks	409,732	232,397	124,459
Investment Securities:
U.S. Government Agencies	7,528,962	6,717,827	5,263,741
State, County and Municipal	102,719	115,097	127,379
Corporate	111,763	87,387
Dividends on Other Investments	187,117	150,172	131,007
	49,022,146	45,916,423	44,589,089
Interest Expense
Deposits	6,057,066	4,758,073	4,781,228
Federal Funds Purchased	5,305	2,639	581
Borrowed Money	2,163,148	2,112,017	1,701,522
	8,225,519	6,872,729	6,483,331
Net Interest Income	40,796,627	39,043,694	38,105,758
Provision for Loan Losses	200,500	390,000	1,062,000
Net Interest Income After Provision for Loan Losses	40,596,127	38,653,694	37,043,758
Noninterest Income
Securities Gains (Losses)	115,909		385,223
Other	1,225,660	1,360,309	1,376,860
	9,621,330	9,734,565	9,553,754
Noninterest Expenses
Salaries and Employee Benefits	20,122,843	19,222,594	18,482,693
Occupancy and Equipment	4,180,396	3,947,941	3,970,244
Directors’ Fees	291,400	298,100	348,755
Legal and Professional Fees	1,320,653	1,169,938	1,067,563
Foreclosed Property	204,705	363,519	1,143,518
FDIC Assessment	358,222	386,823	603,654
Advertising	337,527	349,722	609,892
Software and Data Processing	1,420,482	1,192,025	1,112,065
Telephone	738,193	813,592	737,063
ATM/Card Processing	1,510,322	1,467,411	1,136,122
Other	4,815,044	4,648,163	4,861,400
	35,299,787	33,859,828	34,072,969
Income Before Income Taxes	14,917,670	14,528,431	12,524,543
Income Taxes	3,000,270	6,777,453	3,851,333
Net Income	11,917,400	7,750,978	8,673,210
Preferred Stock Dividends		210,600	1,493,310
Net Income Available to Common Stockholders	$ 11,917,400	$ 7,540,378	$ 7,179,900
Net Income Per Share of Common Stock
Basic (in dollars per share)	$ 1.41	$ 0.89	$ 0.85
Diluted (in dollars per share)	1.40	0.87	0.84
Cash Dividends Declared Per Share of Common Stock (in dollars per share)	$ 0.20	$ 0.10	$ 0
Weighted Average Shares Outstanding, Basic (in shares)	8,439,454	8,439,258	8,439,258
Weighted Average Shares Outstanding, Diluted (in shares)	8,538,608	8,633,581	8,513,295
Deposit Account [Member]
Noninterest Income
Non interest revenue from banking services	$ 4,373,854	$ 4,466,997	$ 4,307,214
Bank Servicing [Member]
Noninterest Income
Non interest revenue from banking services	3,253,922	3,048,601	2,802,651
Mortgage Banking [Member]
Noninterest Income
Non interest revenue from banking services	$ 651,985	$ 858,658	$ 681,806